Components of Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Other Comprehensive Income Loss [Line Items]
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	$ 0.6	$ 0.3
Pre Tax
Components Of Other Comprehensive Income Loss [Line Items]
Net unrealized gains on forecasted transactions, expected to reclassify into income within the next 12 months	2.2
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	$ 0.6	$ 0.3	$ 5.8